Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 16, 2018	Dec. 31, 2021	Dec. 31, 2020
Beginning benefit obligation
Plan amendments	$ 527	$ 100
Change in the fair value of plan assets:
Beginning plan assets		1,952
Ending plan assets		1,969	$ 1,952
U.S.
Beginning benefit obligation
Beginning benefit obligation		177	666
Service cost		3	4
Interest cost		4	16
Plan participants’ contributions		0	0
Actuarial loss (gain)		(15)	80
Gross benefits paid		5	40
Plan amendments		0	2
Currency translation adjustments and other		0	(551)
Ending benefit obligation		174	177
Change in the fair value of plan assets:
Beginning plan assets		204	700
Actual return on plan assets		(4)	93
Employer contributions		0	0
Plan participants’ contributions		0	0
Gross benefits paid		5	40
Currency translation adjustments and other		0	(549)
Ending plan assets		205	204
Funded status:		31	27
U.K
Beginning benefit obligation
Beginning benefit obligation		1,608	1,488
Service cost		0	0
Interest cost		16	24
Plan participants’ contributions		0	0
Actuarial loss (gain)		(27)	99
Gross benefits paid		61	58
Plan amendments		0	0
Currency translation adjustments and other		(18)	55
Ending benefit obligation		1,518	1,608
Change in the fair value of plan assets:
Beginning plan assets		1,230	1,067
Actual return on plan assets		62	118
Employer contributions		41	59
Plan participants’ contributions		0	0
Gross benefits paid		60	58
Currency translation adjustments and other		(17)	44
Ending plan assets		1,256	1,230
Funded status:		(262)	(378)
Germany
Beginning benefit obligation
Beginning benefit obligation		449	424
Service cost		4	4
Interest cost		1	2
Plan participants’ contributions		0	0
Actuarial loss (gain)		(26)	6
Gross benefits paid		25	25
Plan amendments		0	0
Currency translation adjustments and other		(32)	38
Ending benefit obligation		371	449
Change in the fair value of plan assets:
Beginning plan assets		5	5
Actual return on plan assets		0	0
Employer contributions		0	0
Plan participants’ contributions		0	0
Gross benefits paid		0	0
Currency translation adjustments and other		(1)	0
Ending plan assets		4	5
Funded status:		(367)	(444)
Others Countries
Beginning benefit obligation
Beginning benefit obligation		425	360
Service cost		15	14
Interest cost		1	2
Plan participants’ contributions		3	3
Actuarial loss (gain)		(26)	30
Gross benefits paid		18	16
Plan amendments		0	0
Currency translation adjustments and other		(21)	32
Ending benefit obligation		379	425
Change in the fair value of plan assets:
Beginning plan assets		368	324
Actual return on plan assets		27	20
Employer contributions		11	11
Plan participants’ contributions		3	3
Gross benefits paid		19	16
Currency translation adjustments and other		(15)	26
Ending plan assets		375	368
Funded status:		$ (4)	$ (57)